related party transactions (Details) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($) EquityInstruments $ / shares	Jun. 30, 2021 CAD ($) EquityInstruments	Mar. 31, 2021 CAD ($) EquityInstruments $ / shares	Jun. 30, 2022 CAD ($) EquityInstruments $ / shares	Jun. 30, 2021 CAD ($) EquityInstruments	Dec. 31, 2021 CAD ($)
Transactions with key management personnel
Grant-date fair value Awarded in period			$ 8			$ 8
Grant date Awarded in period			43			43
Amount of liability accounted for restricted share unit and share options awards					$ 2		$ 7
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 2		2		4	4
Transactions with real estate joint venture and associate
Lease liabilities	1,764				1,764		1,876
Key management personnel
Transactions with key management personnel
Short-term benefits	4		5		8	8
Post-employment pension and other benefits	2		2		7	4
Share-based compensation	22		19		40	36
Total	28		26		55	48
Notional value Awarded in period					9	8
Grant-date fair value Awarded in period	9				9
Notional amount	41		40		41	40
Grant date Awarded in period	48				$ 48
Liability amounts accrued for share-based compensation awards to key management personnel
Annual cash bonus as a percentage of base salary upon termination without cause					50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments					18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments					24 months
Restricted share units
Transactions with key management personnel
Grant-date fair value Awarded in period			35			$ 35
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments					1,007,431	1,222,589
Notional value Awarded in period					$ 32	$ 32
Grant-date fair value Awarded in period	39				39
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	0		0		$ 0	0
TELUS International (Cda) Inc. share options
Transactions with key management personnel
Grant-date fair value Awarded in period			$ 1			$ 1
TELUS International (Cda) Inc. share options | Key management personnel
Transactions with key management personnel
Number of Share options awarded (in shares) | EquityInstruments						167,693
Notional value Awarded in period						$ 1
Number of share options exercised in share-based payment arrangement | EquityInstruments		125,806		255,973	125,806
Intrinsic value of options exercised during the period	2	$ 2		$ 7	$ 2
Weighted average share price of options exercised | $ / shares		$ 30.33		$ 39.58	$ 30.33
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	94				$ 94		$ 95
TELUS International (Cda) Inc. | Key management personnel
Transactions with key management personnel
Number of share options exercised in share-based payment arrangement | EquityInstruments			0
TELUS International (Cda) Inc. | Restricted share units
Transactions with key management personnel
Grant-date fair value Awarded in period			$ 7			$ 7
TELUS International (Cda) Inc. | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments					265,617	205,308
Notional value Awarded in period					$ 9	$ 7
Grant-date fair value Awarded in period	$ 9				$ 9